Schedule of power plant offer for tender (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
[custom:OfferTender]	R$ 1,322
Sao Simao [Member]
IfrsStatementLineItems [Line Items]
[custom:OfferTender]	783
Miranda [Member]
IfrsStatementLineItems [Line Items]
[custom:OfferTender]	145
Jaguara [Member]
IfrsStatementLineItems [Line Items]
[custom:OfferTender]	237
Volta Grande [Member]
IfrsStatementLineItems [Line Items]
[custom:OfferTender]	R$ 157